Summary of Significant Accounting Policies (Details)		12 Months Ended
	Jan. 01, 2023 USD ($)	Dec. 31, 2023 USD ($) $ / shares	Dec. 31, 2022 USD ($) $ / shares	Dec. 31, 2021 USD ($) $ / shares
Summary of Significant Accounting Policies [Line Items]
Decrease to opening retained earnings (in Dollars)
Recovery of credit loss (in Dollars)		$ 1,033,204
Property and equipment, net, percentage		5.00%
Current portion of capital lease and financing obligation (in Dollars)		$ 9,529	$ 757,088
Long term portion of capital lease and financing obligations (in Dollars)		0	1,158,642
Advertising costs (in Dollars)		359,352	109,346	$ 367,633
Total expenses for plans (in Dollars)		$ 128,880	$ 847,666	$ 31,145
Percentage of value added tax		13.00%
Tax benefit percentage		50.00%
Diluted EPS (in Dollars per share) | $ / shares		$ (0.38)	$ 0.09	$ (0.06)
Percentage of after tax profits		10.00%
Percentage of registered capital		50.00%
Reportable segments		4
Number of customers		2
Revenue Benchmark [Member]
Summary of Significant Accounting Policies [Line Items]
Number of customers			1	2
Accounts Receivable [Member]
Summary of Significant Accounting Policies [Line Items]
Number of customers		2	2
Trucking Services [Member]
Summary of Significant Accounting Policies [Line Items]
Percentage of value added tax		9.00%
Liquor Distribution [Member]
Summary of Significant Accounting Policies [Line Items]
Percentage of value added tax		6.00%
Car Owner Services [Member]
Summary of Significant Accounting Policies [Line Items]
Percentage of value added tax		6.00%
Customer One [Member] | Revenue Benchmark [Member] | Customer Concentration Risk [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration risk percentage		17.20%	15.60%	23.00%
Customer One [Member] | Accounts Receivable [Member] | Customer Concentration Risk [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration risk percentage		35.40%	15.20%
Customer Two [Member] | Revenue Benchmark [Member] | Customer Concentration Risk [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration risk percentage		13.90%		13.70%
Customer Two [Member] | Accounts Receivable [Member] | Customer Concentration Risk [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration risk percentage		21.70%	10.40%
Customer Three [Member] | Revenue Benchmark [Member] | Customer Concentration Risk [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration risk percentage		10.70%
RMB [Member]
Summary of Significant Accounting Policies [Line Items]
Exchange rate		7.0999	6.8972	6.3726
Average exchange rate		7.0809	6.729	6.4508
HKD [Member]
Summary of Significant Accounting Policies [Line Items]
Exchange rate		7.8109	7.8015	7.7996
Average exchange rate		7.8292	7.8306	7.7727
Vendor One [Member] | Costs [Member] | Vendor Concentration Risk [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration risk percentage		20.50%	11.10%
Vendor One [Member] | Accounts and Notes Payable [Member] | Vendor Concentration Risk [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration risk percentage		40.80%	18.60%
Vendor Two [Member] | Costs [Member] | Vendor Concentration Risk [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration risk percentage		10.90%
Vendor Two [Member] | Accounts and Notes Payable [Member] | Vendor Concentration Risk [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration risk percentage		12.70%
Subcontractors One [Member] | Subcontracting Costs Benchmark [Member] | Vendor Concentration Risk [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration risk percentage				33.40%
Subcontractors Two [Member] | Subcontracting Costs [Member] | Vendor Concentration Risk [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration risk percentage				18.80%
Subcontractors Three [Member] | Subcontracting Costs Benchmark [Member] | Vendor Concentration Risk [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration risk percentage				10.30%
Foreign Invested Enterprises [Member]
Summary of Significant Accounting Policies [Line Items]
Percentage of after tax profits		10.00%
Percentage of registered capital		50.00%